Derivative Financial Instruments - Summary of Ineffectiveness of Hedge Relationships (Detail) $ in Millions	12 Months Ended
Oct. 31, 2017 CAD ($)
Fair value hedges [member]
Disclosure of information about amounts that affected statement of income as result of hedge accounting [line items]
Gain (loss) recorded on hedged items	$ 574
Gain (loss) recorded on hedging instruments	(588)
Ineffectiveness	(14)
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income as result of hedge accounting [line items]
Ineffectiveness	$ 24